SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 6,215,558	$ 5,663,628	$ 4,382,850
Total deferred tax asset	6,215,558	5,663,628	4,382,850
Less: Valuation allowance	(6,215,558)	(5,663,628)	(4,382,850)
Net deferred tax asset